Guarantee	12 Months Ended
Mar. 31, 2026
Guarantee [Abstract]
GUARANTEE

NOTE 19 – GUARANTEE

On April 12, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $387,796 (equivalent of RMB 2,800,000) for three-year period, which expires on April 11, 2024. On April 23, 2024, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $303,168 (equivalent of RMB 2,200,000) for three-year period, which expires on April 22, 2027. Taizhou Suxuantang is obliged to pay on behalf of the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

The fair value of the financial guarantee provided is assessed to be immaterial to the Company’s financial statements. The Company has not made any payment under the above guarantee agreements for the years ended March 31, 2026 and 2025.